Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Summary of concentration of credit risk

For the year ended December 31, 2017, there were no charterers individually accounted for more than 10% of the Company’s voyage revenues, two charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2016, and two charterers individually accounted for more than 10% of the Company’s voyage revenues for the year ended December 31, 2015 as follows:

Charterer	2017	2016	2015
A	—	73%	39%
B	—	24%	31%

Summary of Black-Scholes option-pricing model

The following assumptions were used in the Black-Scholes option-pricing model to determine the fair value of the derivative liabilities at December 31, 2017:

Market value of common stock on measurement date	$0.0001
Discount	35%-54%
Risk free interest rate (1)	2.40%
Expected life in years	0.44 - 1 year
Expected volatility (2)	711.17%
Expected dividend yield (3)	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.
(2)	The historical trading volatility was determined by calculating the volatility of the Company’s stock at December 31, 2017
(3)	The Company does not expect to pay a dividend in the foreseeable future.